Equity - Schedule of appropriation of retained earnings (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Dividends per share	$ 5.2	$ 8.8
Legal reserve [member]
Appropriation of earnings	$ 3,232,866	$ 6,001,564
Special reserve [member]
Appropriation of earnings	(167,613)	(6,845,501)
Cash dividends [member]
Appropriation of earnings	$ 22,838,947	$ 38,482,083